May 12, 2021
INFUSIVE(R) COMPOUNDING GLOBAL EQUITIES ETF
INFUSIVE(R) COMPOUNDING GLOBAL EQUITIES ETF

Infusive US Trust

Supplement dated May 12, 2021 (the “Supplement”)

to the Prospectus

The Supplement applies to the Prospectus, dated October 28, 2020, for the Infusive® Compounding Global Equities ETF (JOYY) (the “Fund”).

Effective June 1, 2021, consistent with an adjustment to the Fund’s Underlying Index, the Fund’s Prospectus is amended as follows:

Under the section “Principal Investment Strategies,” the fourth and fifth paragraphs are replaced in their entirety with the following:

In order to select the Consumer Alpha companies for the Underlying Index, the Index Provider utilizes a quantitative methodology that includes several systematic and fundamental filters. The Underlying Index is based on the MSCI ACWI IMI Index, its parent index which includes large-, mid- and small-capitalization stocks. The systematic filters identify companies that are liquid based on average daily traded value, have market capitalizations of $1.0 billion or greater, and are from the consumer staples, consumer discretionary, information technology and communication services sectors (as classified by the Global Industry Classification Standard (GICS)). Within these GICS sectors, the Index Provider further narrows down the selected companies by filtering for a subset of GICS sub-industries that contain Consumer Alpha companies based on these sub-industries providing products or services that elicit joy and make the consumer happy. The Index Provider then applies the fundamental filters. These fundamental filters are based on the companies’ financial performance and vary for each sub-industry, but in essence seek to identify companies that have maintained consistently attractive levels of sales growth and / or profitability relative to their sub-industry. By selecting companies that exhibit these fundamental characteristics in their financial performance, this will yield Consumer Alpha companies as described above. Finally, the selected securities are weighted in proportion of their total market capitalization in order to determine the ultimate Underlying Index. The Advisor believes that these quantitative rules create an Underlying Index that consists of Consumer Alpha companies.

The Underlying Index typically includes approximately 110 publicly traded securities that are weighted according to total market capitalization. The composition of the Underlying Index is rebalanced quarterly. Issuers undergoing initial public offerings or other relevant corporate action may be added to the Underlying Index, consistent with the Underlying Index’s selection methodology. The Underlying Index is constructed to limit turnover and excessive exposure to particular industries or component weights.